Finance Income and Costs - Details of Impairment Losses for Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 34,643	₩ 45,929	₩ 54,896
Available- for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets			14,519
Accounts receivable - trade [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	28,841	38,211	34,584
Other receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 5,802	₩ 7,718	₩ 5,793